SUBSEQUENT EVENTS (Details Narrative) - USD ($)												12 Months Ended
	Oct. 28, 2021	Oct. 25, 2021	Oct. 12, 2021	Oct. 04, 2021	Mar. 03, 2021	Mar. 02, 2021	Jan. 25, 2021	Sep. 26, 2019	Aug. 14, 2019	Mar. 20, 2019	Mar. 20, 2019	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Subsequent Event [Line Items]
Number of shares issued								766,667	7,967,871	4,052,652
Interest Payable												$ 15,581	$ 40,138	$ 36,562	$ 24,485
Stock issued during period, value										$ 281,659	$ 281,659	1,000,000
Related Party [Member]
Subsequent Event [Line Items]
Interest Payable												$ 1,196,503	$ 1,732,191	$ 1,562,499
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		3,043,955	4,205,118	2,957,622
Debt conversion, value		$ 200,000	$ 250,000	$ 200,000
Interest Payable		$ 1,205	$ 5,671	$ 2,301
Subsequent Event [Member] | Paycheck Protection Program Loan [Member]
Subsequent Event [Line Items]
Loan received					$ 901,000.00
Subsequent Event [Member] | Related Party [Member] | Employee Stock Option Plan [Member]
Subsequent Event [Line Items]
Stock issued during period shares, options							2,500,000
Exercise price							$ 0.134
Subsequent Event [Member] | Kings Group [Member] | Strategic Partnership Agreement [Member]
Subsequent Event [Line Items]
Related party transaction amount							$ 40,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued						1,479,728
Stock Issued During Period, Shares, Acquisitions	750,000
Exercise price of common stock	$ 0.0785
Stock issued during period, value						$ 88,783.68